UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coeus Capital Management LLC
Address: 9 Greenwich Office Park
         Greenwich, CT  06831

13F File Number:  28-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lloyd Mandell
Title:     Chief Executive Officer
Phone:     203-542-4700

Signature, Place, and Date of Signing:

      /s/ Lloyd Mandell     Greenwich, CT     February 13, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $231,674 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AERCAP HOLDINGS NV             SHS              N00985106    14094   675300 SH       SOLE                   675300        0        0
AMDOCS LTD                     ORD              G02602103     7963   231000 SH       SOLE                   231000        0        0
AMERICAN RAILCAR INDS INC      COM              02916P103     2416   125500 SH       SOLE                   125500        0        0
AMERIGROUP CORP                COM              03073T102     7760   212900 SH       SOLE                   212900        0        0
AMERISOURCEBERGEN CORP         COM              03073E105     2230    49700 SH       SOLE                    49700        0        0
BALLY TECHNOLOGIES INC         COM              05874B107     4937    99306 SH       SOLE                    99306        0        0
BRINKS CO                      COM              109696104     8414   140850 SH       SOLE                   140850        0        0
BURGER KING HLDGS INC          COM              121208201     7413   260000 SH       SOLE                   260000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     2002    81700 SH       SOLE                    81700        0        0
CALLAWAY GOLF CO               COM              131193104     4758   273000 SH       SOLE                   273000        0        0
CHILDRENS PL RETAIL STORES I   COM              168905107     5285   203800 SH       SOLE                   203800        0        0
CONNS INC                      COM              208242107     3675   214787 SH       SOLE                   214787        0        0
CVS CAREMARK CORPORATION       COM              126650100    14509   365000 SH       SOLE                   365000        0        0
EAGLE MATERIALS INC            COM              26969P108     4481   126300 SH       SOLE                   126300        0        0
EXPRESS SCRIPTS INC            COM              302182100     1664    22800 SH       SOLE                    22800        0        0
GOODMAN GLOBAL INC             COM              38239A100     9688   394800 SH       SOLE                   394800        0        0
HEALTH NET INC                 COM              42222G108     2550    52800 SH       SOLE                    52800        0        0
HEWLETT PACKARD CO             COM              428236103     8895   176200 SH       SOLE                   176200        0        0
MARCHEX INC                    CL B             56624R108    15651  1441115 SH       SOLE                  1441115        0        0
MCKESSON CORP                  COM              58155Q103     3688    56300 SH       SOLE                    56300        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     2393    23600 SH       SOLE                    23600        0        0
NALCO HOLDING COMPANY          COM              62985Q101     4689   193900 SH       SOLE                   193900        0        0
OWENS & MINOR INC NEW          COM              690732102     7964   187691 SH       SOLE                   187691        0        0
QUALCOMM INC                   COM              747525103     1460    37100 SH       SOLE                    37100        0        0
RURAL / METRO CORP             COM              781748108      744   347700 SH       SOLE                   347700        0        0
TENET HEALTHCARE CORP          COM              88033G100     6350  1250000 SH       SOLE                  1250000        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     6977   150100 SH       SOLE                   150100        0        0
TEXAS INDS INC                 COM              882491103     6543    93343 SH       SOLE                    93343        0        0
TEXAS INDS INC                 CALL             882491903     4458    63600 SH  CALL SOLE                    63600        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102     3818    66200 SH       SOLE                    66200        0        0
TITAN INTL INC ILL             COM              88830M102     6749   215900 SH       SOLE                   215900        0        0
TRANE INC                      COM              892893108     2522    54000 SH       SOLE                    54000        0        0
US BIOENERGY CORP              COM              90342V109    14076  1202055 SH       SOLE                  1202055        0        0
VALUECLICK INC                 COM              92046N102     5475   250000 SH       SOLE                   250000        0        0
VERASUN ENERGY CORP            COM              92336G106     3848   251800 SH       SOLE                   251800        0        0
WEBSITE PROS INC               COM              94769V105    12736  1096991 SH       SOLE                  1096991        0        0
WELLPOINT INC                  COM              94973V107     8799   100300 SH       SOLE                   100300        0        0